INCOME TAX (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Total provision (benefit)	$ 1,051	$ 99,830	$ (614,912)	$ 1,600
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%
Interest or penalties			$ 0	$ 0
Federal [Member]
Net operating loss carryforwards			24,200,000
NOL carryforwards, not subject to expiration			22,600,000
Federal [Member] | Tax Year 2036 And 2037
NOL carryforwards, subject to expiration			1,600,000
State [Member]
Net operating loss carryforwards			14,500,000
Foreign Tax Authority [Member]
Net operating loss carryforwards			$ 1,300,000